STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 12 – STOCK-BASED COMPENSATION

Options

Pursuant to the Merger, the Company’s Common Stock and corresponding outstanding options survived. The below information details the Company’s associated option activity.

As of December 31, 2024, the Company had options to purchase Common Stock that were outstanding under three stock option plans – the 2017 Equity Incentive Plan (the “2017 Plan”), the 2015 Equity Incentive Plan (the “2015 Plan”) and the 2005 Stock Plan (the “2005 Plan”). Under the 2017 Plan, up to 2,000,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards. Under the 2015 and 2005 Plans, taken together, up to 27,250,000 shares of the Company’s Common Stock may be issued pursuant to awards granted in the form of incentive stock options, nonqualified stock options, restricted and unrestricted stock awards, and other stock-based awards.

Employees, consultants, and directors are eligible for awards granted under the 2017 and 2015 Plans. Since the adoption of the 2015 Plan, no further awards may be granted under the 2005 Plan, although options previously granted remain outstanding in accordance with their terms.

Compensation based stock option activity for qualified and unqualified stock options are summarized as follows:

		Weighted
		Average
For the year ended December 31, 2024	Shares	Exercise Price
Outstanding at January 1, 2024	24,177,761	$0.21
Expired or cancelled	-	-
Outstanding at December 31, 2024	24,177,761	0.21
Options exercisable at December 31, 2024	13,985,261

		Weighted
		Average
For the year ended December 31, 2023	Shares	Exercise Price
Outstanding at January 1, 2023	25,690,261	$0.23
Expired or cancelled	(1,512,500)	0.46
Outstanding at December 31, 2023	24,177,761	0.21
Options exercisable at December 31, 2023	13,985,261

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2024:

Exercise prices	Outstanding Options	Weighted- Average Remaining Life In Years	Weighted- Average Exercise Price	Number Exercisable

$0.1 to $0.15	16,250,000	7.2	$0.12	6,057,500
0.16 to $0.21	5,502,761	6.5	0.16	5,502,761
0.22 to $0.37	1,550,000	3.0	0.28	1,550,000
0.38 to $0.72	500,000	1.2	0.73	500,000
0.73 to $15.0	375,000	0.4	4.14	375,000
	24,177,761	6.5	$0.21	13,985,261

The compensation expense attributed to the issuance of the options is recognized as they are vested. The employee stock option plan stock options are generally exercisable for ten years from the grant date and vest over various terms from the grant date to three years.

As of December 31, 2024, there was no unamortized stock compensation cost related to the stock options granted during the year ended December 31, 2022. Of the approximately 10 million unvested stock options, the vesting criteria for 7.3 million options is still being evaluated as on the date of this Report, as those options are subject to individual milestone achievements. For more information on the stock options, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

The Company amortized $0 stock compensation expense during the years ended December 31, 2024 and 2023, respectively on the 2021 and 2022 grants.

Warrants

The Company has issued warrants in connection with the various financings conducted by the Company. For more information on the warrant issuances, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2024 and 2023, respectively are summarized as follows:

For the year ended December 31, 2024	Shares	Average Exercise Price
Outstanding at January 1, 2024	61,500,355	$0.15
Issued during the year ended December 31, 2024	3,390,000	0.12
Exercised / cancelled during the year ended December 31, 2024	(33,000,066)	0.15
Outstanding at December 31, 2024	31,890,289	$0.13

For the year ended December 31, 2023	Shares	Average Exercise Price
Outstanding at January 1, 2023	81,072,855	$0.18
Issued during the year ended December 31, 2023	23,165,000	0.12
Exercised / cancelled during the year ended December 31, 2023	(42,737,500)	0.20
Outstanding at December 31, 2023	61,500,355	$0.15

The following table summarizes information about warrants outstanding and exercisable at December 31, 2024:

	Outstanding and exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Life in Years	Weighted- Average Exercise Price	Number Exercisable
$0.13	961,539	2.00	0.13	961,539
0.20	4,373,750	2.26-2.47	0.20	4,373,750
0.12	11,300,000	0.51	0.12	11,300,000
0.12	11,865,000	0.81	0.12	11,865,000
0.12	3,390,000	1.08	0.12	3,390,000
	31,890,289	0.99	$0.13	31,890,289